Consolidated Cash Flow Statements - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net profit/(loss) for the period	€ (339,615)	€ (394,569)
Reversal of finance income	(29,262)	(76,985)
Reversal of finance expenses	70,488	35,640
Reversal of (gain)/loss on disposal of property, plant and equipment	(91)
Reversal of income taxes (expenses)	3,758	1,513
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(26,490)	(1,774)
Share of profit/(loss) of associates	15,485	15,471
Share-based payment	69,291	50,752
Depreciation	12,891	13,601
Amortization	348	333
Changes in working capital:
Inventories	(56,502)	(58,459)
Receivables	6,191	(24,250)
Prepayments	6,122	(6,238)
Contract liabilities (deferred income)	(547)	(9,233)
Trade payables, accrued expenses and other payables	(18,028)	13,604
Increase/(decrease) in provisions	69,955	13,094
Cash flows generated from/(used in) operations	(216,006)	(427,500)
Finance income received	8,923	12,577
Finance expenses paid	(8,563)	(8,632)
Income taxes received/(paid)	(3,375)	(1,336)
Cash flows from/(used in) operating activities	(219,021)	(424,891)
Investing activities
Acquisition of property, plant and equipment	(1,008)	(2,505)
Proceeds from disposal of property, plant and equipment	950	46
Development expenditures (software)	(36)
Settlement of marketable securities	7,354	282,282
Cash flows from/(used in) investing activities	7,260	279,823
Financing activities
Repayment of borrowings	(8,418)	(7,703)
Net proceeds from borrowings	134,158	139,782
Proceeds from exercise of warrants	27,480	8,268
Net proceeds from follow-on public offerings	290,622
Cash flows from/(used in) financing activities	443,842	140,347
Increase/(decrease) in cash and cash equivalents	232,081	(4,721)
Cash and cash equivalents at January 1	392,164	444,767
Effect of exchange rate changes on balances held in foreign currencies	1,270	1,222
Bank deposits	625,515	441,268
Cash and cash equivalents at September 30	€ 625,515	€ 441,268